UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-21495

The Merit Advisors Investment Trust

(Exact name of registrant as specified in charter)

11032 Quail Creek Road, Suite 105, Oklahoma City, Oklahoma 73120-6208

(Address of principal executive offices)               (Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         800-430-3863

Date of fiscal year end:  10/31

Date of reporting period: 4/30/05

Item 1.  Reports to Stockholders.

MERIT HIGH YIELD FUND

a series of the Merit Advisors Investment Trust

2005 Semi-Annual Report

April 30, 2005

INVESTMENT ADVISOR
Merit Advisors, Inc.
13905 Quail Pointe Drive
Oklahoma City, Oklahoma 73134-1002

MERIT HIGH YIELD FUND
13905 Quail Pointe Drive
Oklahoma City, Oklahoma 73134-1002
1-800-430-3863

DISTRIBUTOR
Aquarius Fund Distributors, LLC
1005 South 107th Street
Omaha, Nebraska 68137

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Merit High Yield
Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

SHAREHOLDER NOTICE  (Unaudited)                                                                                                                                                                       April 30, 2005

The Merit High Yield Fund (the “Fund”) is primarily intended for market timers and short-term investors. Merit Advisors, Inc., the Fund’s investment advisor (the “Advisor”) expects the Fund to be used as a short-term investment vehicle by investors that follow the Advisor’s Buy and Sell Signals. Thus, Portfolio Turnover is greatly increased as investors move cash in and out of the Fund as a result of these Buy and Sell Signals.   Based upon certain market conditions or possible market conditions, the Advisor may recommend that its clients redeem their shares of the Fund (a “Sell Signal”). When the Advisor gives a Sell Signal, the Advisor posts simultaneously a notice of the Sell Signal on its web site at www.meritadvisors.com. Shareholders who do not redeem their shares in the Fund after the Advisor issues a Sell Signal act pursuant to their own sell signals and risk tolerance.  After the Advisor issues a Sell Signal, assets in the Fund may be significantly reduced.  However, based on the liquid nature of the Fund’s typical investments, the Fund believes that redemption requests subsequent to a Sell Signal will be met in a timely manner.   Shareholders that do not respond to Sell Signals issued by the Advisor face the risk of increased fund expenses, decreased tax efficiency and diluted share value over periods where Fund assets are decreased by massive redemptions.  Since investors have different investment objectives and strategies, a recommendation by the Advisor to its clients to redeem their shares should not necessarily be deemed a recommendation to all shareholders to redeem their shares in the Fund, and shareholders should consult their own investment advisor.  Please read the Fund’s Prospectus for more information about the Sell Signals.

Merit High Yield Fund
INVESTMENT REVIEW (Unaudited)

Peformance Review - For the Period Ended April 30, 2005
		Since
Performance Information [not annualized]:	6 Months	Inception (1)
Class A Shares
Without Sales Charge	-1.78%	1.34%
With Sales Charge (2)	-6.44%	-3.48%
Class C Shares	-2.65%	-0.21%
Lehman High Yield Corporate Bond Index	0.08%	10.09%

Class N Shares	N/A	2.33%
Lehman High Yield Corporate Bond Index	N/A	-3.43%

(1)	Inception date is May 17, 2004 for Class A and Class C, February 11, 2005 for Class N.
(2) Adjusted for initial maximum sales charge of 4.75%

The performance information quoted above represents past performance, which does not guarantee future results. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Holdings By Issuer		% of Net Assets
IMC Global, Inc., 10.875%, due 6/1/2008		7.02%
Millenium America Inc., 9.250%, due 6/15/2008		6.55%
Dole Foods Co., 8.875%, due 3/15/2011		5.67%
Other Assets Less Liabilities		80.76%
		100.00%

Holdings By Industry		% of Net Assets
Chemicals		13.57%
Food & Beverages		5.67%
Other Assets Less Liabilities		80.76%
		100.00%

Merit High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)				April 30, 2005

		Coupon /	Maturity	Market
Security	Principal	Implied Rate	Date	Value
High Yield Bonds - 19.24%
Chemicals - 13.57%
IMC Global, Inc.	$ 23,000	10.875%	6/1/08	$ 26,220
Millennium America, Inc.	23,000	9.250%	6/15/08	24,495
				50,715
Foods & Beverages - 5.67%
Dole Foods Co.	20,000	8.875%	3/15/11	21,200

Total Investments
(Cost - $72,750)(a)			19.24%	$ 71,915

Other Assets Less Liabilities			80.76%	301,933

NET ASSETS			100.00%	$ 373,848

(a) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$ 1,144
	Aggregate gross unrealized depreciation			(1,979)
				$ (835)

The accompanying notes are an integral part of these financial statements.

Merit High Yield Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2005

Assets:
Investments in securities at market value
(Identified cost $72,750)	$ 71,915
Receivable for securities sold	42,012,882
Other assets	71,895
Total Assets	42,156,692

Liabilities:
Due to Custodian	41,647,856
Dividends payable	53,570
Investment advisory fees payable	13,082
Payable for distribution fees	4,804
Payable for fund shares redeemed	4,409
Accrued expenses and other liabilities	59,123
Total Liabilities	41,782,844

Net Assets	$ 373,848

Composition of Net Assets:
Paid-in-capital	$ 3,427,591
Accumulated net investment income	13,121
Accumulated net realized loss from security transactions	(3,066,029)
Net unrealized depreciation of investments	(835)
Net Assets	$ 373,848

Net Asset Value Per Share
Class A
Net Assets	$ 370,401
Shares of beneficial interest outstanding	19,173
Net asset value/redemption price	$ 19.32
Offering price per share	$ 20.28
(maximum sales charge of 4.75%)

Class C
Net Assets	$ 983
Shares of beneficial interest outstanding	52
Net asset value/offering price/redemption price	$ 19.04

Class N
Net Assets	$ 2,464
Shares of beneficial interest outstanding	125
Net asset value/offering price/redemption price	$ 19.75

The accompanying notes are an integral part of these financial statements.

Merit High Yield Fund
STATEMENT OF OPERATIONS (Unaudited)	For the Period Ended April 30, 2005

Investment Income:
Interest income	$ 1,602,091

Expenses:
Management fees	206,400
Distribution fees:
Class A	60,646
Class C	110
Class N	-
Administration fees	32,627
Registration fees	31,880
Professional fees	28,887
Fund accounting fees	26,152
Transfer agent fees	16,685
Custodian fees	7,911
Trustees' fees	5,499
Printing and postage expense	2,253
Miscellaneous expenses	1,678
Total Operating Expenses Before Interest Expense	420,728
Interest expense	68,561
Total Expenses	489,289
Less: Investment advisory fees waived	(4,288)
Net Expenses	485,001

Net Investment Income	1,117,090

Net Realized and Unrealized Gains (Losses)
on Investments:
Net Realized Loss From Security Transactions	(2,898,393)
Net Change in Net Unrealized Appreciation (Depreciation) of Investments	(98,014)
Net Realized and Unrealized Loss on Investments	(2,996,407)

Net Decrease in Net Assets Resulting From Operations	$ (1,879,317)

The accompanying notes are an integral part of these financial statements.

Merit High Yield Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	April 30, 2005	Period Ended
	(Unaudited)	October 31, 2004 (a)

Operations:
Net investment income	$ 1,117,090	$ 761,443
Net realized loss from security transactions	(2,898,393)	(167,636)
Net change in unrealized appreciation (depreciation) of investments	(98,014)	97,179
Net Increase (Decrease) in Net Assets
Resulting From Operations	(1,879,317)	690,986

Distributions to Shareholders From:
Net Investment Income:
Class A	(1,112,992)	(751,605)
Class C	(366)	(330)
Class N	(119)	-
Total Distributions to Shareholders	(1,113,477)	(751,935)

Capital Share Transactions:
Net proceeds from shares sold:
Class A	185,039,333	276,362,109
Class C	-	226,493
Class N	107,823	-
Reinvestment of dividends:
Class A	992,530	693,001
Class C	330	330
Class N	25	-
Cost of shares redeemed:
Class A	(256,529,783)	(203,130,907)
Class C	(50,650)	(174,382)
Class N	(108,661)	-
Net Increase (Decrease) in Net Assets From
Capital Share Transactions	(70,549,053)	73,976,644

Total Increase (Decrease) in Net Assets	(73,541,847)	73,915,695

Net Assets:
Beginning of Period	73,915,695	-
End of Period*	$ 373,848	$ 73,915,695

* Includes accumulated net investment income of:	$ 13,121	$ 9,508

(a)	For the period from May 14, 2004 (commencement of operations) through October 31, 2004.

The accompanying notes are an integral part of these financial statements.

Merit High Yield Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Class A Shares
	Six Months Ended		For the Period
	April 30, 2005		May 14, 2004** to
	(Unaudited)		October 31, 2004

Net Asset Value, Beginning of Period	$ 20.46		$ 20.00
Income From Investment Operations:
Net investment income	0.79		0.17
Net gain (loss) from securities
(both realized and unrealized)	(1.15)		0.46
Total from investment operations	(0.36)		0.63

Distributions to shareholders from
net investment income	(0.78)		(0.17)

Net Asset Value, End of Period	$ 19.32		$ 20.46

Total Return [1]	(1.78)%		3.18%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 370		$ 73,864
Ratio of expenses to average net assets:
Before expense waiver/reimbursement	1.75%	[2]	1.89%	[2]
After expense waiver/reimbursement	1.75%	[2]	1.76%	[2]
Ratio of net investment income
to average net assets:
Before expense waiver/reimbursement	4.68%	[2]	2.57%	[2]
After expense waiver/reimbursement	4.68%	[2]	2.69%	[2]
Portfolio turnover rate	916.60%		1447.63%

**	The Merit High Yield Fund - Class A Shares commenced operations on May 14, 2004.
[1]	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions and do not assume the effects of any sales charges. Total returns for periods less than one year are not annualized.
[2] Annualized

The accompanying notes are an integral part of these financial statements.

Merit High Yield Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	Class C Shares
	Six Months Ended		For the Period
	April 30, 2005		May 14, 2004** to
	(Unaudited)		October 31, 2004

Net Asset Value, Beginning of Period	$ 20.37		$ 20.00
Income From Investment Operations:
Net investment income	2.63		0.12
Net gain (loss) from securities
(both realized and unrealized)	(3.16)		0.38
Total from investment operations	(0.54)		0.50

Distributions to shareholders from
net investment income	(0.80)		(0.13)

Net Asset Value, End of Period	$ 19.04		$ 20.37

Total Return [1]	(2.65)%		2.50%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1		$ 52
Ratio of expenses to average net assets:
Before expense waiver/reimbursement	3.03%	[2]	2.59%	[2]
After expense waiver/reimbursement	2.95%	[2]	2.45%	[2]
Ratio of net investment income
to average net assets:
Before expense waiver/reimbursement	4.15%	[2]	2.01%	[2]
After expense waiver/reimbursement	4.24%	[2]	2.16%	[2]
Portfolio turnover rate	916.60%		1447.63%

**	The Merit High Yield Fund - Class C Shares commenced operations on May 14, 2004.
[1]	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions.
Total returns for periods less than one year are not annualized.
[2] Annualized

The accompanying notes are an integral part of these financial statements.

Merit High Yield Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

Class N Shares
For the Period
February 11, 2005** to
April 30, 2005
(Unaudited)

Net Asset Value, Beginning of Period	$ 20.00
Income From Investment Operations:
Net investment income	28.48
Net gain (loss) from securities
(both realized and unrealized)	(28.01)
Total from investment operations	0.47

Distributions to shareholders from
net investment income	(0.72)

Net Asset Value, End of Period	$ 19.75

Total Return [1]	2.33%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 2
Ratio of expenses to average net assets:
Before expense waiver/reimbursement	32.98%
After expense waiver/reimbursement	1.95%
Ratio of net investment (loss) income
to average net assets:
Before expense waiver/reimbursement	(5.00)%
After expense waiver/reimbursement	26.03%
Portfolio turnover rate	916.60%

** The Merit High Yield Fund - Class N Shares commenced operations on February 11, 2005.
[1]	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions.
Total returns for periods less than one year are not annualized.
[2] Annualized

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)                                                                                                                                                    April 30, 2005

1. ORGANIZATION

The Merit High Yield Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of the Merit Advisors Investment Trust (the “Trust”), a registered open-end management investment company. The Trust was organized on December 10, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “Act”). The Fund began operations on May 14, 2004. The primary investment objective of the Fund is to seek high current income and its secondary objective is to seek capital appreciation. The Fund has an unlimited number of authorized shares, which are divided into three classes – Class A Shares, Class C Shares, and Class N Shares.

Each class of shares has equal rights as to the assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Class A Shares purchased are subject to a maximum sales charge of 4.75%. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

The Fund is primarily intended for market timers and short-term investors. Merit Advisors, Inc., the Fund’s investment advisor (the “Advisor”) expects the Fund to be used as a short-term investment vehicle by investors that follow the Advisor’s Buy and Sell Signals. Thus, Portfolio Turnover is greatly increased as investors move cash in and out of the Fund as a result of these Buy and Sell Signals.   Based upon certain market conditions or possible market conditions, the Advisor may recommend that its clients redeem their shares of the Fund (a “Sell Signal”). When the Advisor gives a Sell Signal, the Advisor posts simultaneously a notice of the Sell Signal on its web site at www.meritadvisors.com. Shareholders who do not redeem their shares in the Fund after the Advisor issues a Sell Signal act pursuant to their own sell signals and risk tolerance.  After the Advisor issues a Sell Signal, assets in the Fund may be significantly reduced.  However, based on the liquid nature of the Fund’s typical investments, the Fund believes that redemption requests subsequent to a Sell Signal will be met in a timely manner.   Shareholders that do not respond to Sell Signals issued by the Advisor face the risk of increased fund expenses, decreased tax efficiency and diluted share value over periods where Fund assets are decreased by massive redemptions.  Since investors have different investment objectives and strategies, a recommendation by the Advisor to its clients to redeem their shares should not necessarily be deemed a recommendation to all shareholders to redeem their shares in the Fund, and shareholders should consult their own investment advisor.  Please read the Fund’s Prospectus for more information about the Sell Signals.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation – Securities listed on an exchange are valued at the last sales price at the close of normal trading of the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the “Trustees”). Short-term investments are valued at amortized cost, which approximates value.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                                                                                                                                 April 30, 2005

Restricted Security Transactions – Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2005, the Fund held no restricted securities.

Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes. The Fund has capital loss carry forwards for federal income tax purposes of $103,135, all of which expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carry forwards have been offset or expire.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

Distributions to Shareholders - The Fund may declare dividends on a date selected by the Trustees. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, the Advisor provides guidance and policy direction in connection with its daily management of the Fund’s assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Fund. As compensation for its services, the Advisor receives a fee at the annual rate of 0.85% of the Fund’s average daily net assets. The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.95% of the average daily net assets of the Fund for the fiscal year ending October 31, 2005. As a result, the Fund’s “Total Annual Operating Expenses” (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) will be limited to 2.20% for the Class A Shares, which includes 0.25% for distribution and service fees and limited to 2.95% for the Class C Shares, which includes 1.00% for the distribution and service fees and limited to 1.95% for the Class N Shares. There can be no assurance that the Expense Limitation Agreement will continue in the future. Pursuant to the Expense Limitation Agreement, the Advisor has waived a portion of its fee amounting to $4,288 for the period ended April 30, 2005.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                                                                                                                                 April 30, 2005

Pursuant to an investment sub-advisory agreement, Avondale Investments, LLC (the “Sub-Advisor”) provides the Advisor with advice and recommendations as to possible investment decisions for the Fund and in the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees. The Sub-Advisor receives from the Advisor monthly compensation based on the Fund’s average daily net assets at the annual rate of 0.375% for its sub-advisory services to the Fund. The Fund does not pay a direct fee to the Sub-Advisor.   The control person of the Sub-Advisor is also a control person of the Advisor.

Gemini Fund Services, LLC (“GFS”) serves as administrator and provides accounting services to the Fund pursuant to an administration agreement.  Under terms of such agreement, GFS is paid an annual fee, which is computed daily and payable monthly, based on a percentage of average daily net assets, subject to certain minimums.  The Fund and GFS are also parties to a servicing agreement, under which GFS provides transfer agency and dividend disbursing services for the Fund.     Prior to December 31, 2004, the Nottingham Company served as the Fund’s administrator and NC Shareholder Services, LLC served as the Fund’s transfer and dividend disbursing agent.

Aquarius Fund Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter and distributor.   The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sales may have been made.    Prior to December 31, 2004, Capital Investment Group, Inc. served as the Fund’s principal underwriter and distributor.

Certain Trustees and officers of the Trust are also officers of the Advisor or GFS.

4. DISTRIBUTION AND SERVICE FEES

The Trustees, including the Trustees who are not “interested persons” of the Trust as defined in the Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the “Plan”) applicable to the Class A and C shares.    The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% and 1.00% per annum of the average daily net assets of Class A Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class A Shares and Class C Shares in the Fund or support servicing of Class A Shares’ and Class C Shares’ shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Class A Shares’ and Class C Shares’ average daily net assets. The Fund incurred $60,646 of such expenses for the Class A Shares and $110 of such expenses for the Class C Shares under the Plan for the period ended April 30, 2005.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, aggregated $203,457,118 and $207,306,577, respectively, for the period ended April 30, 2005.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                                                                                                                                 April 30, 2005

6. SHARES OF BENEFICIAL INTEREST

For the periods indicated, transactions in shares of beneficial interest were as follows:

	Period Ended April 30, 2005	Period Ended October 31, 2004
Class A Shares*
Issued	9,221,586	13,754,398
Reinvested from Dividends	50,047	34,363
Redeemed	(12,862,719)	(10,178,502)
Net Increase (Decrease) in Shares	(3,591,086)	3,610,259

Class C Shares*
Issued	-	11,277
Reinvested from Dividends	16	16
Redeemed	(2,512)	(8,745)
Net Increase (Decrease) in Shares	(2,496)	2,548

Class N Shares**
Issued	5,338	-
Reinvested from Dividends	1	-
Redeemed	(5,214)	-
Net Increase (Decrease) in Shares	125	-

* Inception date for Class A and C Shares is May 17, 2004.
** Inception date for Class N Shares is February 11, 2005.

FUND EXPENSES (Unaudited)                                                                                                                                                                                  April 30, 2005

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period [November 1, 2004 through April 30, 2005 for Class A and C Shares, respectively, and February 11, 2005 through April 30, 2005 for Class N Shares] as indicated below.

Actual Expenses: The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period[1]

Actual Return Class A	$1,000.00	$982.20	$8.60
Actual Return Class C	1,000.00	973.50	14.43
Hypothetical Return Class A	1,000.00	1,016.12	8.75
Hypothetical Return Class C	1,000.00	1,010.17	14.70

	Beginning Account Value 2/11/2005	Ending Account Value 4/30/2005	Expenses Paid During Period[2]

Actual Return Class N	$1,000.00	$1,023.30	$4.22
Hypothetical Return Class N	1,000.00	1,006.52	4.18

1 Expenses are equal to the annualized expense ratio (1.75% and 2.95% for Class A and C Shares)
multiplied by average account value over the period, multiplied by 181/365 (to reflect the ½ year period.)
2 Expenses are equal to the annualized expense ratio (1.95% for Class N Shares) multiplied by average account value over the period, multiplied by 78/365 (to reflect the inception period.)

PROXY VOTING POLICY

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 1-877-556-3730. After August 31, 2005, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website, beginning with the January 31, 2005 reports, at http://www.sec.gov.   You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

Item 10.  Controls and Procedures.

(a)        The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     The Merit Advisors Investment Trust

By (Signature and Title)

*                                      /s/ J. Paul Cunningham

                                        J. Paul Cunningham, President

Date                                             7/8/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*            /s/ Donald L. Dillingham

Donald L. Dillingham, Treasurer

Date                                             7/8/05

By (Signature and Title)

*            /s/ J. Paul Cunningham

J. Paul Cunningham, President

Date                                             7/8/05

* Print the name and title of each signing officer under his or her signature.